Net income (loss) per share and net income (loss) attributable to ordinary shareholders (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributable to ordinary shareholders for computing basic net income (loss) per share | ¥		¥ (29,081,925)	¥ (306,810,286)	¥ 35,517,634
Denominator:
Weighted average number of ordinary shares used in computing basic income (loss) per ordinary share		30,178,859	30,832,271	31,977,665
Basic net income (loss) per ordinary share | (per share)	$ (0.14)	¥ (0.96)	¥ (9.95)	¥ 1.11
Potential dilutive securities		0	0	0